Fair value of financial assets and liabilities_Fair value hierarchy of financial assets and liabilities measured at fair value (Details)		12 Months Ended
		Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 USD ($)
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		The fair value measurement is described in the one of the following three levels used to classify fair value measurements: -Level 1-fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. -Level 2-fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. -Level 3-fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.	The fair value measurement is described in the one of the following three levels used to classify fair value measurements: -Level 1-fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. -Level 2-fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. -Level 3-fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.
Financial assets held for trading (IAS 39)			₩ 5,820,787,000,000
Financial assets designated at FVTPL (IAS 39)			22,290,000,000
AFS financial assets	[1]	₩ 0	15,352,950,000,000	$ 0
Financial assets at fair value through profit or loss mandatorily measured at fair value	[1]	6,126,316,000,000	0	5,504,822,000
Financial assets at FVTOCI	[1]	18,063,423,000,000	0	16,230,949,000
Derivative financial assets		35,503,000,000	59,272,000,000	31,901,000
Total		24,225,242,000,000	21,255,299,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		2,117,919,000,000	0
Carrying amount		164,767,000,000	0
Financial liabilities at FVTPL	[1]	2,282,686,000,000	0	2,051,115,000
Financial liabilities held for trading			3,176,113,000,000
Carrying amount Financial liabilities designated as at FVTPL (IAS39)			251,796,000,000
Derivative financial liabilities		51,408,000,000	67,754,000,000	$ 46,193,000
Total		₩ 2,334,094,000,000	₩ 3,495,663,000,000
Description of valuation processes used in fair value measurement assets		Financial assets and liabilities at fair value through profit or loss mandatorily measured at fair value, financial liabilities at fair value through profit or loss designated as upon initial recognition, financial assets at FVTOCI, and derivative assets (Designated for hedging) and liabilities (Designated for hedging) are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods.	Financial assets and liabilities at fair value through profit or loss mandatorily measured at fair value, financial liabilities at fair value through profit or loss designated as upon initial recognition, financial assets at FVTOCI, and derivative assets (Designated for hedging) and liabilities (Designated for hedging) are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods.
Description of valuation processes used in fair value measurement liabilities		Financial assets and liabilities at fair value through profit or loss mandatorily measured at fair value, financial liabilities at fair value through profit or loss designated as upon initial recognition, financial assets at FVTOCI, and derivative assets (Designated for hedging) and liabilities (Designated for hedging) are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods.	Financial assets and liabilities at fair value through profit or loss mandatorily measured at fair value, financial liabilities at fair value through profit or loss designated as upon initial recognition, financial assets at FVTOCI, and derivative assets (Designated for hedging) and liabilities (Designated for hedging) are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods.
Financial assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Total		₩ 2,656,617,000,000	₩ 3,633,765,000,000
Financial assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Total		19,183,368,000,000	15,921,992,000,000
Financial assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Total		2,385,257,000,000	1,699,542,000,000
Financial assets held for trading | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			454,601,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets held for trading | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 5,344,704,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets held for trading | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 21,482,000,000
Deposits
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			25,972,000,000
Deposits | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			25,972,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 0
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 2,644,333,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods			The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables			Risk-free market rate, credit spread
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 405,942,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 2,238,391,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 0
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 21,666,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods			Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables			Risk-free market rate, market risk premium, Beta, etc.
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 21,666,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 0
Beneficiary certificates
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 13,041,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods			Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables			Risk-free market rate, market risk premium, Beta, etc.
Beneficiary certificates | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Beneficiary certificates | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 13,041,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Beneficiary certificates | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 0
Derivative assets
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 3,115,775,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods			The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method ("FDM") or Monte Carlo Simulation.
Input variables			Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.
Derivative assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 1,021,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 3,093,272,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets held for trading (IAS 39)			₩ 21,482,000,000
Financial assets designated as at FVTPL | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)			0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets designated as at FVTPL | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)			₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets designated as at FVTPL | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)			₩ 22,290,000,000
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)			₩ 9,694,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods			The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables			Risk-free market rate, credit spread
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)			₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)			₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)			₩ 9,694,000,000
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)			₩ 12,596,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods			Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables			Risk-free market rate, market risk premium, Beta, etc.
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)			₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)			₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets designated at FVTPL (IAS 39)			₩ 12,596,000,000
AFS financial assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			3,179,164,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
AFS financial assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 10,518,016,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
AFS financial assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 1,655,770,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Description of financial instruments measured at cost	[3]		Certain unquoted AFS equity securities were measured at cost as of December 31, 2017, that amounted to 37,092 million Won. These unquoted equity instruments mostly represent minority investments in structured entity vehicles, such as asset securitization structures. They are measured at cost because (a) observable inputs of financial information to measure fair value were not available to obtain, (b) there was a significant variance in likely estimated cash flows or (c) the probabilities for various estimated cash flows could not be measured reliably. In addition, the Group has no intention to dispose these investments in the foreseeable future.
Equity securities of financial assets available-for-sale measured at cost	[3]		₩ 37,092,000,000
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 13,058,988,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods			The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables			Risk-free market rate, credit spread
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 2,710,172,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 10,348,816,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 0
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 1,411,078,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods			Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables			Risk-free market rate, market risk premium, Beta, etc.
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 399,214,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 1,011,864,000,000
Beneficiary certificates
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 712,628,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods			Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables			Risk-free market rate, market risk premium, Beta, etc.
Beneficiary certificates | Level 1
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Beneficiary certificates | Level 2
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 68,722,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets			₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Beneficiary certificates | Level 3
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 643,906,000,000
Securities loaned
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			170,256,000,000
Securities loaned | Level 1
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			69,778,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities loaned | Level 2
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 100,478,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities loaned | Level 3
Fair value of financial instruments measured at fair value [Line Items]
AFS financial assets			₩ 0
Financial assets at FVTPL (IFRS 9) | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		335,881,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTPL (IFRS 9) | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 3,874,025,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTPL (IFRS 9) | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 1,916,410,000,000
Deposits
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		26,935,000,000
Deposits | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		26,935,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 0
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 1,824,155,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables		Risk-free market rate, credit spread
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 239,794,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 1,575,972,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 8,389,000,000
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 455,666,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, Beta, etc.
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 53,806,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 401,860,000,000
Capital contributions
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 422,614,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, Beta, etc.
Capital contributions | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Capital contributions | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Capital contributions | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 422,614,000,000
Beneficiary certificates
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 985,417,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, Beta, etc.
Beneficiary certificates | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 2,130,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Beneficiary certificates | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 128,988,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Beneficiary certificates | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 854,299,000,000
Loans
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 385,450,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The fair value of Loans is measured by the Binomial tree given the values of underlying assets and volatility.
Input variables		Values of underlying assets, Volatility
Loans | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Loans | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 205,000,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Loans | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 180,450,000,000
Derivative assets
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 2,026,079,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method ("FDM") or Monte Carlo Simulation.
Input variables		Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.
Derivative assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 13,216,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 1,964,065,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 48,798,000,000
Financial assets at FVTOCI | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		2,320,736,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTOCI | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 15,273,840,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTOCI | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 468,847,000,000
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 17,072,220,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables		Risk-free market rate, credit spread
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 1,838,409,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 15,233,811,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 0
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 951,174,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, Beta, etc.
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 482,327,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 468,847,000,000
Loaned securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		40,029,000,000
Loaned securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Loaned securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 40,029,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Loaned securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 0
Derivative assets (Designated for hedging)
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method ("FDM") or Monte Carlo Simulation.	The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method ("FDM") or Monte Carlo Simulation.
Input variables		Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.	Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.
Derivative assets (Designated for hedging) | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets		₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets (Designated for hedging) | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets		₩ 35,503,000,000	₩ 59,272,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets (Designated for hedging) | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets		₩ 0	₩ 0
Financial liabilities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		Level 1-fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies.	Level 1-fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies.
Financial liabilities at fair value through profit or loss [Abstract]
Total		₩ 29,303,000,000	₩ 28,577,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		Level 2- fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment.	Level 2- fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment.
Financial liabilities at fair value through profit or loss [Abstract]
Total		₩ 2,123,333,000,000	₩ 3,286,078,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		Level 3- fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.	Level 3- fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.
Financial liabilities at fair value through profit or loss [Abstract]
Total		₩ 181,458,000,000	₩ 181,008,000,000
Financial liabilities held for trading | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading			28,577,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities held for trading | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading			₩ 3,126,585,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities held for trading | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading			₩ 20,951,000,000
Deposits due to customers
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading			25,964,000,000
Deposits due to customers | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading			25,964,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to customers | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading			₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to customers | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading			₩ 0
Derivative liabilities
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading			₩ 3,150,149,000,000
Fair value measurement methods			The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method ("FDM") or Monte Carlo Simulation.
Input variables			Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.
Derivative liabilities | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading			₩ 2,613,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading			₩ 3,126,585,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities held for trading			₩ 20,951,000,000
Financial liabilities designated at FVTPL | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)			0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities designated at FVTPL | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)			₩ 91,739,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities designated at FVTPL | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)			₩ 160,057,000,000
Equity linked securities
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)			₩ 160,057,000,000
Fair value measurement methods			The fair value of security linked to stock prices or derivatives is measured by the models such as DCF model, FDM, or Monte Carlo Simulation given the natures of the securities or underlying assets.
Input variables			Values of underlying assets, risk-free market rate, market rate, dividend and convenience yield, volatility, correlation coefficient, credit spread, and foreign exchange rate
Equity linked securities | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)			₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity linked securities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)			₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity linked securities | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)			₩ 160,057,000,000
Debentures
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)			₩ 91,739,000,000
Fair value measurement methods			The fair value is measured by discounting the projected cash flows of a debenture by applying the market discount rate that is reflecting credit rating of the Group.
Input variables			Risk-free market rate, forward rate
Debentures | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)			₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debentures | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)			₩ 91,739,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debentures | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount Financial liabilities designated as at FVTPL (IAS39)			₩ 0
Financial liabilities at fair value through profit or loss mandatorily measured at fair value | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		29,303,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at fair value through profit or loss mandatorily measured at fair value | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		₩ 2,071,925,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at fair value through profit or loss mandatorily measured at fair value | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		₩ 16,691,000,000
Deposits
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		27,058,000,000
Deposits | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		27,058,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		₩ 0
Derivative liabilities
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		₩ 2,090,861,000,000
Fair value measurement methods		The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method ("FDM") or Monte Carlo Simulation.
Input variables		Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.
Derivative liabilities | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		₩ 2,245,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		₩ 2,071,925,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		₩ 16,691,000,000
Equity-linked securities
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The fair value of security linked to stock prices or derivatives is measured by the models such as DCF model, FDM, or Monte Carlo Simulation given the natures of the securities or underlying assets.
Input variables		Values of underlying assets, risk-free market rate, market rate, dividend and convenience yield, volatility, correlation coefficient, credit spread, and foreign exchange rate
Equity-linked securities | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount		₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity-linked securities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount		₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity-linked securities | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Carrying amount		₩ 164,767,000,000
Derivative liabilities (Designated for hedging)
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method ("FDM") or Monte Carlo Simulation.	The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market. However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method ("FDM") or Monte Carlo Simulation.
Input variables		Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.	Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.
Derivative liabilities (Designated for hedging) | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Derivative financial liabilities		₩ 0	₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities (Designated for hedging) | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Derivative financial liabilities		₩ 51,408,000,000	₩ 67,754,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities	[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities (Designated for hedging) | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Derivative financial liabilities		₩ 0	₩ 0

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.
[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
[3]	Certain unquoted AFS equity securities were measured at cost as of December 31, 2017, that amounted to 37,092 million Won. These unquoted equity instruments mostly represent minority investments in structured entity vehicles, such as asset securitization structures. They are measured at cost because (a) observable inputs of financial information to measure fair value were not available to obtain, (b) there was a significant variance in likely estimated cash flows or (c) the probabilities for various estimated cash flows could not be measured reliably. In addition, the Group has no intention to dispose these investments in the foreseeable future.